Information Related to Guaranteed Securities Issued by Subsidiaries - Summary of Annual Changes in Proved Developed and Undeveloped Reserves of Natural Gas (Parenthetical) (Detail) - Bcf	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of proved developed and undeveloped reserves [line items]
Proportion of ownership interest in subsidiary	10.00%
Consolidated Entities [member] | Murphy Exploration and Production Company [member]
Disclosure of proved developed and undeveloped reserves [line items]
Proportion of ownership interest in subsidiary	80.00%
Consolidated Entities [member] | Petrobras America Inc [member]
Disclosure of proved developed and undeveloped reserves [line items]
Proportion of ownership interest in subsidiary	20.00%
Consolidated Entities [member] | Natural Gas [member]
Disclosure of proved developed and undeveloped reserves [line items]
Proved developed and undeveloped reserves	8,010.3	7,885.3	8,604.3	10,416.1
Consolidated Entities [member] | Natural Gas [member] | Murphy Exploration and Production Company [member]
Disclosure of proved developed and undeveloped reserves [line items]
Proportion of ownership interest in subsidiary	80.00%
Consolidated Entities [member] | Natural Gas [member] | Petrobras America Inc [member]
Disclosure of proved developed and undeveloped reserves [line items]
Proportion of ownership interest in subsidiary	20.00%
Consolidated Entities [member] | Brazil member | Natural Gas [member]
Disclosure of proved developed and undeveloped reserves [line items]
Proved developed and undeveloped reserves	7,790.5	7,676.1	8,394.0	9,587.7
Equity Method Investee [member] | Natural Gas [member]
Disclosure of proved developed and undeveloped reserves [line items]
Proved developed and undeveloped reserves	58.1	17.3	12.5	33.5
Equity Method Investee [member] | Natural Gas [member] | Murphy Exploration and Production Company [member]
Disclosure of proved developed and undeveloped reserves [line items]
Proportion of ownership interest in subsidiary	80.00%
Equity Method Investee [member] | Natural Gas [member] | Petrobras America Inc [member]
Disclosure of proved developed and undeveloped reserves [line items]
Proportion of ownership interest in subsidiary	20.00%
Asset held for sale [member] | Consolidated Entities [member] | Brazil member | Natural Gas [member]
Disclosure of proved developed and undeveloped reserves [line items]
Proved developed and undeveloped reserves		173.7
Asset held for sale [member] | Consolidated Entities [member] | Africa [member] | Natural Gas [member]
Disclosure of proved developed and undeveloped reserves [line items]
Proved developed and undeveloped reserves	47.3